Goodwill and Other Intangible Assets (Schedule of Estimated Amortization Expense Relating to Intangible Assets) (Details) $ in Thousands	Mar. 31, 2019 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Remaining 9 months of 2019	$ 18,124
2020	23,933
2021	23,772
2022	23,678
2023	6,698
Thereafter	5,281
Net Book Value	$ 101,486